Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Intangibles Assets Useful Life (Details)	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Acquired Technology
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	5 years 6 months	3 years 2 months
Intellectual property
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	7 years 3 months	7 years
Other acquired intangibles
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	5 years 9 months 18 days	4 years 4 months 15 days